Stockholders' Equity (Deficiency) - Schedule of warrants (Parenthetical) (Detail) - USD ($)			9 Months Ended		12 Months Ended
		Nov. 26, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Net proceeds from the exercise and exchange of warrants			$ 26,550	$ 726,179	$ 720,165	$ 312,500
Exchange of 2018 Investor Warrants	[1]				(495,000)
Warrant [Member]
Net proceeds from the exercise and exchange of warrants					$ 720,165
Gross proceeds from the exercise and exchange of warrants					790,000
Warrant exercise expense					$ 69,835
Exercise of 2018 Investor Warrants for cash					197,500
Shares issued, exercise of warrants		99,167
Exchange of 2018 Investor Warrants		297,500
Exercise price					$ 12.600
Warrant [Member] | 2019 Agent [Member]
Exercise price			$ 3.875		$ 3.875
Expiry date			Jun. 03, 2024		Jun. 03, 2024

[1]	On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the "Warrant Exercise Agreements") with certain holders (the "Exercising Holders") of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the "Exercised Shares"). The Company received net proceeds of $720,165, comprising aggregate gross proceeds of $790,000 net of expenses of $69,835, from the exercise of the 2018 Investor Warrants.